HARRIS BRETALL SULLIVAN & SMITH
                               GROWTH EQUITY FUND

--------------------------------------------------------------------------------



                               SEMI-ANNUAL REPORT



--------------------------------------------------------------------------------
                            For the Six Months Ended
                               September 30, 2000

September 30, 2000

Dear Shareholders,

The stock market, and particularly the technology sector, experienced some volatility during the third quarter as investors were bombarded with conflicting comments. Weakness in July was followed by exceptional strength in August, only to see a sharp correction in stock prices manifest itself in September. For the quarter, the S&P 500 Index closed down 1.0% and the "tech heavy" NASDAQ was off 7.4%. This sell-off left all of the popular averages in negative territory year-to-date.

Weakness during the last month of a quarter has become more commonplace as companies and analysts feel obligated to forewarn investors when they suspect that the companies will not be able to report quarter-end earnings in line with expectations. Unfortunately, only bad news seems to be pre-announced, so an air of pessimism now seems to dominate the last weeks of each quarter. In addition to this seasonal caution, there was concern that a run-up in energy prices could spawn a new energy crisis - slowing economic growth, particularly abroad.

On the earnings front, Harris Bretall expects the news for this third calendar quarter to be impressive. Second quarter reported earnings for the companies held in the Fund Portfolio witnessed a 52.5% increase over prior year numbers. For the quarter just ending, we forecast earnings growth to again surpass the 50% level. This remarkable earnings performance reflects the continued growth opportunities that many companies have been able to exploit, as well as the overall strength of the U.S. Economy. The productivity gains that the "Digital Revolution" have fostered are a cornerstone of this success. We remain optimistic that the core drivers of the U.S. Economy and the U.S. Financial Markets will remain intact.

We invite you to review our outlook entitled Quarterly Comments: Technology, Technology, Technology found on our website at www.hbss.com, in which we reprinted an interview that we had with The Wall Street Transcript. We discuss our thinking as to where the best opportunities lie in the technology sector. We expect that technology companies will remain the primary focus of investor activity for some time.

Sincerely,

/s/ John J. Sullivan                /s/ Gordon J. Ceresino

John J. Sullivan, CFA               Gordon J. Ceresino, CIMA
Partner                             Partner

               Harris Bretall Sullivan & Smith Growth Equity Fund


SCHEDULE OF INVESTMENTS at September 30, 2000 (Unaudited)

Shares                                                                  Value
--------------------------------------------------------------------------------
COMMON STOCKS: 98.3%

Banks: 1.9%
 12,000   Wells Fargo & Co.                                         $   551,250
                                                                    -----------
Capital Goods: 6.6%
 24,000   General Electric Co.                                        1,384,500
 10,000   Illinois Tool Works, Inc.                                     558,750
                                                                    -----------
                                                                      1,943,250
                                                                    -----------
Communication: 11.1%
  8,000   America Online, Inc.*                                         430,000
 20,000   Cisco Systems, Inc.*                                        1,105,000
  9,200   JDS Uniphase Corp.*                                           871,125
 11,000   Lucent Technologies, Inc.                                     336,187
  6,000   Yahoo!, Inc.*                                                 546,000
                                                                    -----------
                                                                      3,288,312
                                                                    -----------
Consumer Cyclical: 7.0%
 15,000   Costco Wholesale Corp.*                                       524,062
 11,000   Home Depot, Inc.                                              583,687
 17,000   Target Corp.                                                  435,625
 11,000   Wal-Mart Stores, Inc.                                         529,375
                                                                    -----------
                                                                      2,072,749
                                                                    -----------
Consumer Products: 1.9%
 10,000   Coca-Cola Co.                                                 551,250
                                                                    -----------
Consumer Services: 2.1%
 16,000   The Walt Disney Co.                                           612,000
                                                                    -----------
Consumer Staples: 2.0%
 16,000   Walgreen Co.                                                  607,000
                                                                    -----------
Drugs/Biotechnology: 6.8%
  4,000   Genentech, Inc.*                                              742,750
 14,000   Pfizer, Inc.                                                  629,125
 14,000   Schering Plough Corp.                                         651,000
                                                                    -----------
                                                                      2,022,875
                                                                    -----------
Electronics: 1.9%
  2,300   Broadcom Corp.*                                               560,625
                                                                    -----------
Energy: 4.9%
 16,000   Halliburton Co.                                               783,000
  8,000   Schlumberger Ltd.                                             658,500
                                                                    -----------
                                                                      1,441,500
                                                                    -----------
Financial: 11.8%
  7,312   American International Group, Inc.                            699,667
 18,000   Charles Schwab Corp.                                          639,000
 12,000   Citigroup, Inc.                                               648,696
  6,000   Goldman Sachs Group, Inc.                                     683,625
  9,000   Morgan Stanley Dean Witter & Co.                              822,937
                                                                    -----------
                                                                      3,493,925
                                                                    -----------
Hardware: 15.0%
 13,000   Dell Computer Corp.*                                          400,563
 13,000   EMC Corp/Mass*                                              1,288,625
  5,000   International Business Machines Corp.                         562,500
  9,000   Network Appliance, Inc.*                                    1,146,375
  9,000   Sun Microsystems, Inc.*                                     1,050,750
                                                                    -----------
                                                                      4,448,813
                                                                    -----------
Healthcare: 2.2%
  7,000   Johnson & Johnson                                             657,563
                                                                    -----------
Retail - Apparel: 1.2%
 17,000   Gap, Inc.                                                     342,125
                                                                    -----------
Semiconductor: 8.8%
  9,000   Applied Materials, Inc.*                                      533,813
 20,000   Intel Corp.                                                   832,500
  3,500   PMC-Sierra, Inc.*                                             753,375
 10,000   Texas Instruments, Inc.                                       471,875
                                                                    -----------
                                                                      2,591,563
                                                                    -----------
Software & Services: 7.1%
 18,000   Broadvision, Inc.*                                            460,125
 15,000   Microsoft Corp.*                                              903,750
  6,600   Siebel Systems, Inc.*                                         734,663
                                                                    -----------
                                                                      2,098,538
                                                                    -----------
Telecommunications - Equipment: 1.7%
  8,500   Nortel Network Corp.                                          506,281
                                                                    -----------
Utilities: 4.3%
 13,000   Qwest Communications International, Inc.*                     624,813
 13,000   SBC Communications, Inc.                                      650,000
                                                                    -----------
                                                                      1,274,813
                                                                    -----------
TOTAL COMMON STOCKS
    (cost $21,005,623)                                               29,064,432
                                                                    -----------

See accompanying Notes to Financial Statements.

2
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               Harris Bretall Sullivan & Smith Growth Equity Fund


SCHEDULE OF INVESTMENTS at September 30, 2000 (Unaudited) - (Continued)
Principal
 Amount                                                                Value
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT: 1.8%
$538,000  Firstar Bank Repurchase Agreement, 4.25%
           dated 9/29/2000, due 10/2/2000,
           [collateralized by $556,687 FHLB,
           5.19% due 10/20/2003] (value of
           proceeds $538,191) (cost $538,000)                       $   538,000
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES
    (cost $21,543,623+): 100.1%                                      29,602,432

Liabilities in excess of Other Assets: (0.1)%                           (19,768)
                                                                    -----------

NET ASSETS: 100.0%                                                  $29,582,664
                                                                    ===========

*    Non-income producing security.

+ At September 30, 2000, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

          Gross unrealized appreciation                             $ 9,163,229
          Gross unrealized depreciation                              (1,104,420)
                                                                    -----------
               Net unrealized appreciation                          $ 8,058,809
                                                                    ===========

See accompanying Notes to Financial Statements.

               Harris Bretall Sullivan & Smith Growth Equity Fund


STATEMENT OF ASSETS AND LIABILITIES at September 30, 2000 (Unaudited)

ASSETS
  Investments in securities, at value (cost $21,543,623 ) .....    $ 29,602,432
  Cash ........................................................             487
  Receivables:
    Dividends and interest ....................................          11,000
    Fund shares sold ..........................................          19,920
    Prepaid expenses ..........................................           5,216
                                                                   ------------

          Total assets ........................................      29,639,055
                                                                   ------------
LIABILITIES
  Payables:
    Distribution fees .........................................          25,716
    Due to Advisor ............................................          15,246
    Administration fees .......................................           2,712
  Accrued expenses ............................................          12,717
                                                                   ------------

          Total liabilities ...................................          56,391
                                                                   ------------


  NET ASSETS ..................................................    $ 29,582,664
                                                                   ============
  Net asset value, offering and redemption price per share
    ($29,582,664/1,313,635 shares outstanding; unlimited
    number of shares authorized without par value) ............    $      22.52
                                                                   ============
COMPONENTS OF NET ASSETS
  Paid-in capital .............................................    $ 21,100,400
  Accumulated  net investment loss ............................        (104,008)
  Accumulated net realized gain on investments ................         527,463
  Net unrealized appreciation on investments ..................       8,058,809
                                                                   ------------

          Net assets ..........................................    $ 29,582,664
                                                                   ============

See accompanying Notes to Financial Statements.

               Harris Bretall Sullivan & Smith Growth Equity Fund


STATEMENT OF OPERATIONS For the Six Months Ended September 30, 2000 (Unaudited)

INVESTMENT INCOME
 Income
   Dividends ...................................................    $    65,448
   Interest ....................................................         21,129
                                                                    -----------
      Total income..............................................         86,577
                                                                    -----------
 Expenses
   Advisory fees ...............................................        110,805
   Distribution fees ...........................................         36,935
   Administration fees .........................................         16,575
   Registration expense ........................................         11,790
   Fund accounting fees ........................................         11,560
   Transfer agent fees .........................................          9,204
   Audit fees ..................................................          7,797
   Custody fees ................................................          6,406
   Trustee fees ................................................          3,358
   Reports to shareholders .....................................          2,593
   Legal fees ..................................................          1,089
   Miscellaneous ...............................................            535
                                                                    -----------
      Total expenses............................................        218,647
      Less: fees waived.........................................        (28,062)
                                                                    -----------
      Net expenses..............................................        190,585
                                                                    -----------
           Net investment loss..................................       (104,008)
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ..............................       214,593
  Net unrealized depreciation on investments ....................    (2,641,568)
                                                                    -----------

      Net realized and unrealized loss on investments...........    (2,426,975)
                                                                    -----------
        Net decrease in net assets resulting from operations.....   $(2,530,983)
                                                                    ===========

See accompanying Notes to Financial Statements.

               Harris Bretall Sullivan & Smith Growth Equity Fund


STATEMENT OF CHANGES IN NET ASSETS
                                                  Six Months Ended  Year Ended
                                                    September 30,    March 31,
                                                        2000#          2000
                                                    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment loss ...........................   $   (104,008)  $   (140,774)
  Net realized gain on investments ..............        214,593      1,171,749
  Net unrealized appreciation (depreciation)
   on investments ...............................     (2,641,568)     4,859,300
                                                    ------------   ------------
          Net increase (decrease) in net assets
           resulting from operations ............     (2,530,983)     5,890,275
                                                    ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gain ........................             --     (1,307,471)
                                                    ------------   ------------
CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from net
   change in outstanding shares (a) .............      1,648,983      8,764,845
                                                    ------------   ------------
          Total increase (decrease) in net assets       (882,000)    13,347,649

NET ASSETS
  Beginning of period ...........................     30,464,664     17,117,015
                                                    ------------   ------------
  End  of  period ...............................   $ 29,582,664   $ 30,464,664
                                                    ============   ============

(a)  A summary of capital share transactions is as follows:

                                  Six Months Ended           Year Ended
                                 September 30, 2000#        March 31, 2000
                               ----------------------   -----------------------
                               Shares        Value       Shares       Value
                               -------   ------------   --------   ------------
Shares sold .................  145,859   $  3,409,136    584,466   $ 12,532,016
Shares issued in reinvestment
 of distributions ...........       --             --     54,627      1,195,782
Shares redeemed .............  (76,304)    (1,760,153)  (240,814)    (4,962,953)
                               -------   ------------   --------   ------------
Net increase ................   69,555   $  1,648,983    398,279   $  8,764,845
                               =======   ============   ========   ============

# Unaudited

See accompanying Notes to Financial Statements.

               Harris Bretall Sullivan & Smith Growth Equity Fund


FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period (Unaudited)

                                                    Six Months                                  May 1, 1996*
                                                      Ended          Year Ended March 31,         through
                                                   September 30,  ---------------------------     March 31,
                                                       2000#       2000       1999       1998       1997
                                                      ------      ------     ------     ------     ------
Net asset value, beginning of period ..............   $24.49      $20.24     $16.20     $11.03     $10.00
                                                      ------      ------     ------     ------     ------
Income from investment operations:
  Net investment loss .............................    (0.08)      (0.11)     (0.08)     (0.02)        --
  Net realized and unrealized gain
   (loss) on investments ..........................    (1.89)       5.60       4.77       5.20       1.04
                                                      ------      ------     ------     ------     ------

  Total from investment operations ................    (1.97)       5.49       4.69       5.18       1.04
                                                      ------      ------     ------     ------     ------
Less distributions:
  From net investment income ......................       --          --         --         --      (0.01)
  From net realized gain ..........................       --       (1.24)     (0.65)     (0.01)        --
                                                      ------      ------     ------     ------     ------
  Total distributions .............................       --       (1.24)     (0.65)     (0.01)     (0.01)
                                                      ------      ------     ------     ------     ------

  Net asset value, end of period ..................   $22.52      $24.49     $20.24     $16.20     $11.03
                                                      ======      ======     ======     ======     ======
  Total return ....................................   (8.04%)^     27.87%     29.88%     47.02%    10.36%^

Ratios/supplemental data:
  Net assets, end of period (millions) ............   $ 29.6      $ 30.5     $ 17.1     $ 12.0     $  3.5

Ratio of expenses to average net assets:
  Before fees waived and expenses absorbed ........     1.48%+      1.66%      1.95%      2.39%      4.97%+
  After fees waived and expenses absorbed .........     1.29%+      1.29%      1.29%      1.29%      1.28%+

Ratio of net investment loss to average net assets:
  Before fees waived and expenses absorbed ........    (0.89%)+    (1.03%)    (1.19%)    (1.42%)    (3.69%)+
  After fees waived and expenses absorbed .........    (0.70%)+    (0.66%)    (0.53%)    (0.31%)      --+
Portfolio turnover rate ...........................     9.71%      55.07%     52.77%     40.96%    14.62%^

*    Commencement of operations.
+    Annualized.
^    Not annualized.
#    Unaudited.

See accompanying Notes to Financial Statements.

               Harris Bretall Sullivan & Smith Growth Equity Fund


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 - ORGANIZATION

     Harris Bretall Sullivan & Smith Growth Equity Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on May 1, 1996. The investment objective of the Fund is to seek growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. Security Valuation. Investments in securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     D. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. Harris Bretall Sullivan & Smith Growth Equity Fund

               Harris Bretall Sullivan & Smith Growth Equity Fund

     E. Reclassification of Capital Accounts. The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2:
          Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the six months ended Septem-ber 30, 2000, the Fund decreased paid-in capital by $140,774 due to the Fund experiencing a net investment loss during the previous fiscal year. Net realized loss and net assets were not affected by this change.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     For the six months ended September 30, 2000, Harris Bretall Sullivan & Smith L.L.C. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund. For the six months ended September 30, 2000, the Fund incurred $110,805 in advisory fees.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to limit the Fund's total expenses to not more than 1.29% of average daily net assets. Any fee withheld and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fees waived and expenses absorbed relate, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. For the six months ended September 30, 2000, the Advisor waived fees of $28,062. Harris Bretall Sullivan & Smith Growth Equity Fund

               Harris Bretall Sullivan & Smith Growth Equity Fund

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate, with a minimum fee of $30,000:

      Under $25 million              0.12% of average daily net assets
      $25 to $50 million             0.07% of average daily net assets
      $50 to $100 million            0.05% of average daily net assets
      Over $100 million              0.03% of average daily net assets

     For the six months ended September 30, 2000, the Fund incurred $16,575 in Administration fees.

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION PLAN

     The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. For the six months ended September 30, 2000, the Fund paid to the Distributor $36,935.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases and the proceeds from the sale of securities, other than short-term investments, for the six months ended September 30, 2000, were $6,021,015 and $2,774,698, respectively. Harris Bretall Sullivan & Smith Growth Equity Fund

               Harris Bretall Sullivan & Smith Growth Equity Fund

NOTE 6 - REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

================================================================================

                                     Advisor
                     HARRIS BRETALL SULLIVAN & SMITH L.L.C.
                         One Sansome Street, Suite 3300
                             San Francisco, CA 94104
                                 (415) 765-8300
                        Account Inquiries (800) 282-2340

                                   Distributor
                          FIRST FUND DISTRIBUTORS, INC.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018

                                    Custodian
                     FIRSTAR INSTITUTIONAL CUSTODY SERVICES
                                425 Walnut Street
                              Cincinnati, OH 45202

                  Transfer Agent and Dividend Disbursing Agent
                          AMERICAN DATA SERVICES, INC.
                                  P.O. Box 5536
                            Hauppauge, NY 11788-0132
                                 (800) 282-2340

                              Independent Auditors
                                ERNST & YOUNG LLP
                            725 South Figueroa Street
                              Los Angeles, CA 90017

                                  Legal Counsel
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104

================================================================================

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.